Capital and Financing Transactions - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions	Jan. 29, 2024 CAD ($) $ / shares	Jan. 12, 2024 USD ($)	Jan. 31, 2024 USD ($)	Jan. 18, 2024 CAD ($)
Disclosure of objectives, policies and processes for managing capital [line items]
Interest rate				3.89%
Redemption of Subordinated Debentures				$ 1,750
Dividend payable date	Jan. 29, 2024
Dividends rate reset period	5-Year
Redemption of preferred shares	$ 300
Redemption amount as a percentage of principal				100.00%
Limited Recourse Capital Notes Series 5 [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Price of notes issued		$ 750	$ 750
Borrowings, interest rate basis		Non-deferrable interest is payable quarterly at a fixed rate of 8.000% per annum until January 27, 2029; and thereafter, the non-deferrable interest will reset every fifth year until January 27, 2079, at a rate equal to the 5-year U.S Treasury Rate plus 4.017%.
Interest rate		8.00%	8.00%
Maturity date		January 27, 2084
Limited Recourse Capital Notes Series 5 [Member] | Us treasury ust interest rate [Member] | Later than five years [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings, adjustment to interest rate basis		4.017%
Limited Recourse Capital Notes Series 5 [Member] | Fixed interest rate [member] | Not Later Than Five Years [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Interest rate		8.00%
Series 40 Share [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividends paid, other shares per share | $ / shares	$ 0.303125
Shares Issued Price Per Share 1 | $ / shares	$ 25